INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of net (loss) before income taxes consists of the following:

	March 31	March 31
	2018	2017
	$	$
U.S.	(12,281,398)	(6,056,384)
Canada	(2,344,392)	(2,013,018)
	(14,625,790)	(8,069,402)
Net (loss) for the year before recovery of income taxes	(14,625,790)	(8,069,402)
Statutory rate	34.04%	35%
Expected income tax (recovery) expense	(4,978,619)	(2,824,291)
Tax rate changes and other basis adjustments	1,748,278	44,238
Stock-based compensation	524,412	350,683
Difference in Foreign Tax Rates	184,414	-
Accretion	659,458	-
Share premium	425,497	-
Non-deductible expense	339,296	(132,076)
Net DTA acquired	-	(546,122)
Change in valuation allowance	1,097,264	3,107,568
Recovery of income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following deferred tax assets have not been recognized. Deferred tax reflects the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities and consisted of the following:

	March 31, 2018	March 31, 2017
	$	$
Equipment	70,350	73,520
Share issue costs	510	1,456
SR&ED pool	690,320	464,746
Other	535,510	629,266
Non-capital losses – Canada	2,515,170	2,067,203
Net operating losses – U.S.	4,331,850	4,534,710
Valuation allowance	(7,017,430)	(5,956,118)
	1,126,280	1,814,783
Intangibles and other	(1,126,280)	(1,814,783)
	-	-

Summary of Income Tax Examinations [Table Text Block]
In many cases the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of March 31, 2018:

United States – Federal	2014 – present
United States – State	2014 – present
Canada – Federal	2013 – present
Canada – Provincial	2013 – present